Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of property and equipment, net
Category	Estimated useful life
Leasehold improvement	Shorter of the lease term or estimated economic life
Building	20 years
Furniture	5 years
Office equipment	3 years
Vehicles	5 years

Schedule of intangible assets are amortized using the straight-line
Category	Estimated useful life
Brand name	5 years
Customer relationship	3 – 5 years
Software	5 years
Patent	19 years

Schedule of operating lease income from fixed payments and variable lease income
	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Operating lease income from fixed payments	393,285	555,187	417,816
Variable operating lease income	1,071	2,807	5,168
Total	394,356	557,994	422,984

Schedule of lease payments receivable
As of December 31, 2020
RMB
2021	184,547
2022	80,011
2023	52,268
2024	32,206
2025	20,787
Thereafter	344,141
Total	713,960